American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2030 Portfolio
April 30, 2024

One Choice Blend+ 2030 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 37.3%
American Century Low Volatility ETF	31,139	1,525,166
Avantis U.S. Equity Fund G Class	398,149	6,505,748
Avantis U.S. Small Cap Value Fund G Class	37,035	600,715
Focused Dynamic Growth Fund G Class(2)	5,404	308,323
Focused Large Cap Value Fund G Class	459,403	4,718,067
Growth Fund G Class	73,846	4,008,372
Heritage Fund G Class	27,084	742,908
Mid Cap Value Fund G Class	71,765	1,127,422
Small Cap Growth Fund G Class(2)	29,289	610,096
		20,146,817
Domestic Fixed Income Funds — 35.8%
Avantis Core Fixed Income Fund G Class	1,514,781	12,284,875
Avantis Short-Term Fixed Income Fund G Class	83,001	776,890
High Income Fund G Class	318,513	2,688,251
Inflation-Adjusted Bond Fund G Class	194,491	1,983,811
Short Duration Inflation Protection Bond Fund G Class	158,521	1,608,989
		19,342,816
International Equity Funds — 15.3%
Avantis Emerging Markets Equity Fund G Class	86,090	988,314
Avantis International Equity Fund G Class	242,561	2,854,942
Emerging Markets Fund G Class	7,912	84,893
Focused International Growth Fund G Class	94,793	1,558,396
Global Real Estate Fund G Class	67,250	788,166
International Small-Mid Cap Fund G Class	29,877	291,296
International Value Fund G Class	188,209	1,620,482
Non-U.S. Intrinsic Value Fund G Class	10,281	96,436
		8,282,925
International Fixed Income Funds — 11.6%
Emerging Markets Debt Fund G Class	133,035	1,156,071
Global Bond Fund G Class	598,095	5,107,729
		6,263,800
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $51,886,015)		54,036,358
OTHER ASSETS AND LIABILITIES — 0.0%		1,295
TOTAL NET ASSETS — 100.0%		$54,037,653

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Low Volatility ETF	$815	$730	$106	$86	$1,525	31	—	$14
Avantis U.S. Equity Fund	3,923	2,879	830	534	6,506	398	$18	74
Avantis U.S. Small Cap Value Fund	379	254	69	37	601	37	2	10
Focused Dynamic Growth Fund(3)	362	154	220	13	309	5	41	—
Focused Large Cap Value Fund	2,735	2,305	512	190	4,718	459	(39)	145
Growth Fund	2,211	2,031	592	358	4,008	74	2	150
Heritage Fund	463	308	99	71	743	27	6	4
Mid Cap Value Fund	661	544	93	15	1,127	72	(14)	50
Small Cap Growth Fund(3)	366	287	66	23	610	29	(1)	—
Avantis Core Fixed Income Fund	7,512	6,390	1,581	(36)	12,285	1,515	(211)	348
Avantis Short-Term Fixed Income Fund	437	386	51	5	777	83	(2)	17
High Income Fund	1,672	1,303	364	77	2,688	319	(39)	122
Inflation-Adjusted Bond Fund	1,177	1,017	191	(19)	1,984	194	(33)	60
Short Duration Inflation Protection Bond Fund	900	843	149	15	1,609	159	(12)	37
Avantis Emerging Markets Equity Fund	581	433	70	44	988	86	(7)	30
Avantis International Equity Fund	1,665	1,281	196	105	2,855	243	(7)	80
Emerging Markets Fund	101	42	58	—	85	8	1	2
Focused International Growth Fund	896	753	128	37	1,558	95	(13)	19
Global Real Estate Fund	466	389	84	17	788	67	(21)	24
International Small-Mid Cap Fund	181	129	35	16	291	30	(7)	5
International Value Fund	890	786	109	53	1,620	188	—	74
Non-U.S. Intrinsic Value Fund	111	56	58	(13)	96	10	2	13
Emerging Markets Debt Fund	748	572	159	(4)	1,157	133	(20)	48
Global Bond Fund	3,106	2,522	597	77	5,108	598	(92)	109
	$32,358	$26,394	$6,417	$1,701	$54,036	4,860	$(446)	$1,435
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.